UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      Washington D.C. 20549

                            FORM 10-D

                       ASSET-BACKED ISSUER
       DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                 THE SECURITIES EXCHANGE ACT OF 1934

          For the monthly distribution period from:
               September 13, 2012 to October 15, 2012

     Commission File Number of issuing entity: 333-177354-02

             UBS-Barclays Commercial Mortgage Trust 2012-C2
   (Exact name of issuing entity as specified in its charter)

       Commission File Number of depositor: 333-177354

          UBS Commercial Mortgage Securitization Corp.
      (Exact name of depositor as specified in its charter)

                 UBS Real Estate Securities Inc.
                        Barclays Bank PLC
                Archetype Mortgage Funding II LLC
                   KeyBank National Association
       (Exact name of sponsors as specified in its charter)

                            New York
   (State or other jurisdiction of incorporation or organization of the issuing entity)

                          46-0613665/
                          46-0621519
             (I.R.S. Employer Identification No.)

                    1285 Avenue of the Americas
                         New York, New York
    (Address of principal executive offices of the issuing entity)

                            10019
                          (Zip Code)

                       (212) 713-2000
            (Telephone number, including area code)

                             NONE
    (Former name, former address, if changed since last report)

                  Registered / reporting pursuant to (check one)
Title of Class  Section 12(b)  Section 12(g)  Section 15(d)  Name of Exchange
                                                             (if Section 12(b))
Class A-1           [ ]             [ ]             [X]        Not Applicable
Class A-2           [ ]             [ ]             [X]        Not Applicable
Class A-3           [ ]             [ ]             [X]        Not Applicable
Class A-4           [ ]             [ ]             [X]        Not Applicable


Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
such filing requirements for the past 90 days. Yes _X_   No ____


Part I - DISTRIBUTION INFORMATION.

Item 1.  Distribution and Pool Performance Information.

	 On October 15, 2012, a distribution was made to holders of the certificates issued by UBS-Barclays Commercial Mortgage Trust 2012-C2. The distribution report is attached as an Exhibit to this Form 10-D, please see Item 9(b), Exhibit 99.1 for the related information.

	 No assets securitized by UBS Commercial Mortgage Securitization Corp. (the "Depositor") and held by UBS-Barclays Commercial Mortgage Trust 2012-C2 were the subject of a demand to repurchase for breach of the representations and warranties contained in the underlying transaction documents during the distribution period from September 13, 2012 to October 15, 2012.

	 The Depositor has filed a Form ABS-15G on August 21, 2012. The CIK number of the Depositor is 0001532799.

	 UBS Real Estate Securities Inc., one of the sponsors, has filed a Form ABS-15G on August 10, 2012. The CIK number of UBS Real Estate Securities Inc. is 0001541886.

	 Barlcays Bank PLC, one of the sponsors, has filed a Form ABS-15G on August 9, 2012. The CIK number of Barclays Bank PLC is 0000312070.

	 Archetype Mortgage Capital LLC, the direct parent of Archetype Mortgage Funding II LLC, one of the sponsors, has filed a Form ABS-15G on May 4, 2012. The CIK number of Archetype Mortgage Capital LLC is 0001548405.

	 KeyBank National Association, one of the sponsors, has filed a Form ABS-15G on May 14, 2012. The CIK number of KeyBank
	 National Association is 0001089877.


Part II - OTHER INFORMATION.

Item 2.  Legal Proceedings.
         NONE

Item 3.  Sales of Securities and Use of Proceeds.
         NONE

Item 4.  Defaults Upon Senior Securities.
         NONE

Item 5.  Submission of Matters to a Vote of Security Holders.
         NONE

Item 6.  Significant Obligors of Pool Assets.

         The 110 William Street Mortgage Loan is a Significant Obligor within the meaning of Item 1101(k)(2) of Regulation AB and as disclosed in the Prospectus Supplement for UBS-Barclays Commercial Mortgage Trust 2012-C2.
	 Based on the borrower's operating statement with an end date of June 30, 2012. Loan 6011100001 (ProSupp ID 1, 110 William Street) has a Net Operating Income of $6,444,267.00.

Item 7.  Significant Enhancement Provider Information.
         Not Applicable

Item 8.  Other Information.
         NONE

Item 9.  Exhibits.

         (a) The following is a list of documents filed as part of this Report on Form 10-D:

             (99.1) Monthly Report distributed to holders of UBS-Barclays Commercial Mortgage Trust 2012-C2, relating to the october 15, 2012 distribution.

         (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

UBS Commercial Mortgage Securitization Corp.
(Depositor)



Name: Nick Galeone
Title: Executive Director

/s/ Jakson Sastri
Name: Jackson Sastri
Title: Director




Date: OCtober 30, 2012

EXHIBIT INDEX

Exhibit Number  Description

  EX-99.1 Monthly report distributed to holders of the certificates issued by UBS-Barclays Commercial Mortgage Trust 2012-C2, relating to the October 15, 2012 distribution.